Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

8. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Computer software	20,243	24,307
Licensed copyrights of reading content	28,657	43,788
Audio content	12,907	15,646
Trademark and Domain name	158	191
Total	61,965	83,932
Less: amortization	(28,649)	(42,880)
impairment	(10,821)	(11,926)
Net book value	22,495	29,126

The Group recognized impairment losses on intangible assets of RMB10.6 million, RMB0.4 million and RMB1.1 million for the years ended December 31, 2020, 2021 and 2022, respectively.

Amortization expenses for the years ended December 31, 2020, 2021 and 2022 were RMB6.4 million, RMB7.4 million and RMB14.9 million, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2023: RMB12.9 million, 2024: RMB6.9 million, 2025: RMB4.5 million, 2026: RMB3.4 million and 2027: RMB1.3 million.